UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-09679
                                                     ---------
                                 Adelante Funds
                                 --------------
               (Exact name of registrant as specified in charter)

                           555 12th Street, Suite 2100
                                Oakland, CA 94607
                                -----------------
                    (Address of principal executive offices)

                         Adelante Capital Management LLC
                           555 12th Street, Suite 2100
                                Oakland, CA 94607
                                -----------------
                     (Name and address of agent for service)
       Registrant's telephone number, including area code: (510) 986-2100
                                                           --------------
                       Date of fiscal year end: January 31
                                                ----------
                   Date of reporting period: January 31, 2007
                                             ----------------

Item 1.  Reports to Stockholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "1940 Act"):

                                 Adelante Funds:
                    Adelante U.S. Real Estate Securities Fund


                                  Annual Report


                                January 31, 2007



                                     [LOGO]
                           ADELANTE CAPITAL MANAGEMENT





    Shares of Adelante Funds are distributed by an independent third party,
                        UMB Distribution Services, LLC.

Dear Shareholder:                                               January 31, 2007

We are delighted to present you with Adelante Funds' annual report for the fiscal year ended January 31, 2007. This marks our seventh anniversary in the mutual fund arena and we continue to believe that mutual funds provide an efficient means for investors to gain exposure to multiple asset classes. We would like to take this opportunity to thank you for your investment in and continued support of Adelante Funds.

In 2006, real estate markets continued to show improved operating performance. As a result, demand for real estate assets continued to be strong in both the public and private markets with property sales of approximately $310 billion occurring in 2006 according to the consulting firm of Real Capital Analytics. As a result of strong investor demand for quality real estate, real estate values continued to rise over the course of the year. 2006 marked the seventh consecutive year that real estate investment trusts ("REITs"), as measured by the Dow Jones Wilshire REIT Index, outperformed the broader equity market, as measured by the S&P 500(R) Index. With the exception of the second quarter, REITs performed well throughout the year driven by the improving operating performance, better than consensus growth, and a strong level of merger and acquisition activity.

Adelante U.S. Real Estate Securities Fund (the "Fund") also experienced its seventh consecutive year of positive performance. For the fiscal year ended January 31, 2007, the average annual returns since inception (February 16, 2000) for Class Y shares, the Dow Jones Wilshire REIT Index and the S&P 500(R) Index were 24.60%, 24.84% and 2.01%, respectively. For a more detailed discussion of the Fund's performance, please see the Management's Discussion of Fund Performance section of this report.

While we presently believe that there are positive opportunities in the real estate securities markets, it is worthwhile to note the potential risks involved with investing in these securities, and consequently in the Fund. The principal risks of investing in the Fund are risks generally associated with investing in stocks and risks specific to investing in the real estate industry. Real estate investing involves special risks, including interest rate fluctuation, credit risk, liquidity risk and the impact of varied economic conditions on real estate values and occupancy rates. Some real estate securities, including REITs, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects, including greater market fluctuations.

As we diligently monitor our universe of companies, their markets and portfolio activities, our experienced management team will continue to employ the same disciplined and research-driven approach to our investment management process. It has been our pleasure to serve you and we appreciate your loyalty to Adelante Funds. As always, if you have any questions or issues or you would like to make an additional purchase, you can call and talk to a shareholder services representative at 1-877-563-5327.

Sincerely,

Michael A. Torres

Chairman and President



UMB Distribution Services, LLC, Distributor

Not authorized for use unless preceded or accompanied by a current Adelante Funds Prospectus.

A message from your portfolio manager:

We are delighted to provide you with the annual report for the fiscal year ended January 31, 2007. During this period, Class Y shares of Adelante U.S. Real Estate Securities Fund (the "Fund") gained 38.76% while Class K shares gained 38.43% versus a gain of 37.49% for the Dow Jones Wilshire REIT Index.i These results are impressive relative to the S&P 500(R) Index,ii which gained 14.51% over the same period. For the year ended December 31, 2006, Class Y shares returned 36.01% versus 36.12% for the Dow Jones Wilshire REIT Index. Since inception (February 16, 2000) the cumulative total returns for Class Y shares, the Dow Jones Wilshire REIT Index and the S&P 500(R) Index for the period ended January 31, 2007, were 362.13%, 368.31% and 14.89%, respectively, and for the period ended December 31, 2006 were 323.29%, 330.20% and 13.18%, respectively. The Fund's gross expense ratio for Class Y shares is 2.05% and for Class K shares is 2.55% as reported in the Fund's Prospectus dated May 31, 2006. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance for Class K and Class Y shares will differ due to differences in class expenses. Current performance may be higher or lower than the performance quoted. To obtain performance information current to the most recent month-end, please call 1-877-563-5327.

For the reporting period, REITs, as evidenced by the Dow Jones Wilshire REIT Index, delivered a seventh year of outperformance relative to broader equity benchmarks as shown above. Similar to 2003 and 2004 when very few REITs produced negative total returns, in 2006, only seven out of the 87 constituents of the Dow Jones Wilshire REIT Index produced negative total returns, with three of the seven laggards being small-cap hotel REITs. As was the case in 2005, we believe the strong performance in 2006 can be attributable to the continuing improvement in the underlying fundamentals of the real estate market, coupled with the continuation of strong investor demand for quality real estate assets. This has resulted in the continued rise of asset values within the real estate market.

The Fund's return for the fiscal year was primarily driven by security selection. The Fund's regional retail, office, and diversified holdings all contributed significantly to the Fund's performance. The three best performing holdings were all office companies, which was the best performing sector for the year. Equity Office Properties Trust ("EOP"), the nation's largest publicly held office owner and manager was up 80.58%, SL Green Realty Corporation, an office company with a strong New York presence, up 78.34% and Boston Properties, Inc., an office company concentrated in the Northeast and San Francisco, up 73.74%.

With respect to sector performance, the office and diversified sectors contributed the most with total returns of 56.33% and 44.58%, respectively for the year. The regional retail and apartment sectors were close behind with returns of 42.28% and 40.98%, respectively. The strong performance in 2006 of the office sector was a result of a continuation of steady economic growth, improving demand/supply fundamentals and rising rents, particularly in the supply constrained coastal markets. Additionally, the office sector had a significant amount of privatization activity throughout the year to further validate valuations, including the $39 billion acquisition of EOP by The Blackstone Group, which recently closed on February 9, 2007. The strong performance of the diversified sector was driven by the performance of Vornado Realty Trust, a company with a strong office presence in New York and the Washington D.C. area, as well as retail holdings in select markets. The performance of the apartment sector was driven by favorable operating fundamentals across most markets, most significantly in markets where the difference between the cost of home ownership and renting has become more pronounced. Regional retail's strong performance was a continuation of prior years, however, there seemed to be a bigger gap between the operating performance of stronger portfolios and weaker ones located in more secondary markets. The Fundweakest performing sector in 2006 was the net leased sector, where the Fund's holdings were concentrated in two companies that recently merged in January of 2007. The net leased sector still managed to return 18.90%.

The Fund continued to avoid the non-core sectors of the commercial real estate market due to their high potential for volatility. Non-core real estate sectors include factory outlet, hotel, manufactured housing and storage. Within the Dow Jones Wilshire REIT Index, these sectors comprise approximately 15.2% of the market. While the Fund did not benefit from the 47.81% turned in by the storage sector, it did prove beneficial to avoid the manufactured housing, factory outlet and hotel sectors, which each had returns below that provided by the Fund. We believe that over time, the approach of avoiding the more volatile sectors will help the Fund to control risk while still seeking to provide competitive returns.

Over the course of the year, the Fund's perpetual preferred positions were decreased. At period end, 3.8% of the Fund was invested across two holdings with an average yield of 7.15%. This is down from 9.02% of the Fund in six holdings as of the prior fiscal year-end. While the Fund did benefit from the enhanced yield and relatively lower volatility of its preferred holdings, they did hold back the total return of the Fund. As a whole, the preferred positions returned 4.46% for the fiscal year.

Looking forward into 2007, we believe the operating performance of REITs will continue to improve, although the level of improvement may vary depending upon the property sector and geographic make-up of the portfolio owned. Finally, we believe that investor demand for REITs will continue into 2007 as improved property performance and earnings growth confirms the continuation of the real estate recovery and strong investor demand continues to push up the value of their underlying real estate assets. We also like to remind investors to consider the risks inherent in investing in REITs such as risks associated with the real estate industry, liquidity, interest rates and small market capitalization.

As always, we vigilantly analyze and monitor each REIT's premium/discount to its underlying net asset value and strive to manage the Fund to produce an attractive risk adjusted return for its investors. By doing so, we hope to provide investors the opportunity to add the diversification benefits that real estate brings to a multi-asset class portfolio.



Michael A. Torres
Chief Executive Officer, Adelante Capital Management LLC

* Portfolio composition will change due to ongoing management of the Fund. References to specific securities should not be construed as a recommendation by the Fund, its adviser or distributor.

i The Dow Jones Wilshire REIT Index is an unmanaged market capitalization weighted index of U.S. publicly traded real estate investment trusts (REITs) representing a variety of property types.

ii The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500(R) Index is heavily weighted toward stocks with large market capitalization and represents approximately two-thirds of the total market value of all domestic common stocks.

Adelante U.S. Real Estate Securities Fund is distributed by UMB Distribution Services, LLC.

                    Adelante U.S. Real Estate Securities Fund


Expense Example (Unaudited)
For the Six Months Ended January 31, 2007

As a shareholder of the Adelante U.S. Real Estate Securities Fund (the "Fund"), you incur ongoing costs, including management fees and other Fund expenses. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 to January 31, 2007.


Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in the Fund through a financial intermediary. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.


                                                       Class K                                         Class Y
---------------------------------------------------------------------------------------------------------------------------------
                                                                     Expenses                                        Expenses
                                      Beginning        Ending      paid during       Beginning         Ending       paid during
                                       account        account        period           account          account        period
                                       value           value         8/1/06-          value            value         8/1/06-
                                       8/1/06         1/31/07       1/31/07(1)        8/1/06          1/31/07       1/31/07(1)
---------------------------------------------------------------------------------------------------------------------------------
Actual                               $1,000.00       $1,057.40       $7.15          $1,000.00        $1,058.40        $5.55

Hypothetical
(5% return before expenses)           1,000.00        1,018.66        6.40           1,000.00         1,020.09         4.96



(1) Expenses are equal to the Funds' annualized expense ratios (1.25% for Class K and 0.97% for Class Y), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                    Adelante U.S. Real Estate Securities Fund


                                                     Growth of a $10,000 Investment



                                       Adelante U.S.                                           Dow Jones
                                        Real Estate                                            Wilshire
                                   Securities Fund, Class K            S&P 500                 REIT Index
--------------------------------------------------------------------------------------------------------------------------------
               02/16/00                  10,000.00                    10,000.00                10,000.00

               04/30/00                  11,200.00                    10,382.90                11,085.51

               07/31/00                  12,857.73                    10,257.66                12,590.54

               10/31/00                  12,228.97                    10,275.98                12,044.32

               01/31/01                  13,133.08                     9,849.60                13,160.88

               04/30/01                  13,218.75                     9,035.99                13,310.83

               07/31/01                  14,045.28                     8,787.79                14,152.26

               10/31/01                  13,701.65                     7,716.89                13,572.91

               01/31/02                  14,578.96                     8,259.35                14,701.73

               04/30/02                  15,790.51                     7,895.17                16,082.78

               07/31/02                  15,726.24                     6,711.30                15,824.88

               10/31/02                  14,607.96                     6,551.21                14,395.48

               01/31/03                  15,057.92                     6,358.21                14,844.10

               04/30/03                  16,294.29                     6,844.65                16,079.14

               07/31/03                  18,255.33                     7,425.73                18,279.19

               10/31/03                  19,209.23                     7,913.85                19,363.02

               01/31/04                  21,263.11                     8,556.39                21,655.54

               04/30/04                  19,684.97                     8,410.29                19,921.42

               07/31/04                  21,838.22                     8,403.82                22,186.87

               10/31/04                  24,735.07                     8,659.51                25,231.02

               01/31/05                  24,494.04                     9,089.38                25,293.90

               04/30/05                  26,382.85                     8,943.43                27,244.25

               07/31/05                  30,831.58                     9,584.77                31,886.48

               10/31/05                  29,167.42                     9,414.60                30,169.53

               01/31/06                  32,611.74                    10,032.90                34,062.06

               04/30/06                  33,808.36                    10,322.09                35,195.44

               07/31/06                  35,904.23                    10,100.52                37,442.13

               10/31/06                  40,170.48                    10,952.97                41,956.65

               01/31/07                  45,145.72                    11,489.02                46,830.61




                                       Adelante U.S.                                           Dow Jones
                                        Real Estate                                            Wilshire
                                   Securities Fund, Class Y            S&P 500                 REIT Index
--------------------------------------------------------------------------------------------------------------------------------
               02/16/00                  10,000.00                    10,000.00                10,000.00

               04/30/00                  11,210.00                    10,382.90                11,085.51

               07/31/00                  12,863.52                    10,257.66                12,590.54

               10/31/00                  12,256.80                    10,275.98                12,044.32

               01/31/01                  13,166.06                     9,849.60                13,160.88

               04/30/01                  13,259.17                     9,035.99                13,310.83

               07/31/01                  14,107.03                     8,787.79                14,152.26

               10/31/01                  13,774.16                     7,716.89                13,572.91

               01/31/02                  14,665.88                     8,259.35                14,701.73

               04/30/02                  15,924.98                     7,895.17                16,082.78

               07/31/02                  15,871.80                     6,711.30                15,824.88

               10/31/02                  14,734.81                     6,551.21                14,395.48

               01/31/03                  15,206.84                     6,358.21                14,844.10

               04/30/03                  16,480.55                     6,844.65                16,079.14

               07/31/03                  18,484.90                     7,425.73                18,279.19

               10/31/03                  19,468.61                     7,913.85                19,363.02

               01/31/04                  21,575.63                     8,556.39                21,655.54

               04/30/04                  20,000.88                     8,410.29                19,921.42

               07/31/04                  22,190.66                     8,403.82                22,186.87

               10/31/04                  25,158.35                     8,659.51                25,231.02

               01/31/05                  24,945.65                     9,089.38                25,293.90

               04/30/05                  26,874.91                     8,943.43                27,244.25

               07/31/05                  31,429.59                     9,584.77                31,886.48

               10/31/05                  29,772.64                     9,414.60                30,169.53

               01/31/06                  33,305.22                    10,032.90                34,062.06

               04/30/06                  34,539.38                    10,322.09                35,195.44

               07/31/06                  36,724.28                    10,100.52                37,442.13

               10/31/06                  41,097.93                    10,952.97                41,956.65

               01/31/07                  46,213.47                    11,489.02                46,830.61








                    Adelante U.S. Real Estate Securities Fund
                          Average Annual Total Returns
                         Periods Ended January 31, 2007


                                                          One Year            Five Year       Since Inception (2/16/00)
------------------------------------------------------------------------------------------------------------------------------------
Adelante U.S. Real Estate Securities Fund  - Class K       38.43%               25.37%                 24.18%
Adelante U.S. Real Estate Securities Fund  - Class Y       38.76%               25.80%                 24.60%
S&P 500(R) Index                                           14.51%                6.85%                  2.01%
Dow Jones Wilshire REIT Index                              37.49%               26.06%                 24.84%



The line graphs shown above for the Fund assumes an initial investment of $10,000 made after the close of business on 2/15/00 (the Fund's inception date). Returns shown include the reinvestment of all dividends and distributions. Past performance, particularly for periods of less than one year, is not predictive of future results. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

The Dow Jones Wilshire REIT Index is an unmanaged index of approximately 100 selected securities which measures U.S. publicly traded Real Estate Investment Trusts.

Average annual total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                    Adelante U.S. Real Estate Securities Fund

Schedule of Investments
January 31, 2007

       Number
      of Shares                                                                                          Value
-------------------                                                                             --------------------
                      Common Stocks                                                94.7%

                      Apartments                                                   22.2%
        17,570            Archstone-Smith Trust                                                  $     1,110,600
        12,800            AvalonBay Communities, Inc.                                                  1,899,008
        17,010            BRE Properties, Inc.                                                         1,180,664
         7,580            Camden Property Trust                                                          594,272
        45,370            Equity Residential                                                           2,553,424
         7,260            Essex Property Trust, Inc.                                                   1,047,908
         4,500            Post Properties, Inc.                                                          218,250
         9,100            United Dominion Realty Trust, Inc.                                             298,389
                                                                                                 ---------------
                                                                                                       8,902,515
                                                                                                 ---------------

                      Diversified/Specialty                                        11.7%
         3,000            Alexander's, Inc.                                                            1,298,580
         2,090            Colonial Properties Trust                                                      102,723
         4,000            Crescent Real Estate Equities Company                                           80,240
         7,400            Forest City Enterprises, Inc., Class A                                         447,330
        22,460            Vornado Realty Trust                                                         2,747,981
                                                                                                 ---------------
                                                                                                       4,676,854
                                                                                                 ---------------

                      Industrial                                                    4.3%
         9,370            AMB Property Corporation                                                       570,164
        17,680            ProLogis                                                                     1,149,200
                                                                                                 ---------------
                                                                                                       1,719,364
                                                                                                 ---------------

                      Industrial Mixed                                              0.7%
         2,580            Duke Realty Corporation                                                        113,830
         2,990            Liberty Property Trust                                                         154,703
                                                                                                 ---------------
                                                                                                         268,533
                                                                                                 ---------------

                      Office                                                       27.5%
         3,310            Alexandria Real Estate Equities, Inc.                                          358,671
         6,100            BioMed Realty Trust, Inc.                                                      181,963
        18,600            Boston Properties, Inc.                                                      2,345,274
        21,200            Brookfield Properties Corporation                                              986,648
        15,400            Corporate Office Properties Trust                                              820,512
        49,200            Douglas Emmett, Inc.                                                         1,346,112
        37,309            Equity Office Properties Trust                                               2,072,515
        10,090            Kilroy Realty Corporation                                                      876,216
         2,790            Mack-Cali Realty Corporation                                                   155,236
        12,000            Maguire Properties, Inc.                                                       521,400
         9,440            SL Green Realty Corporation                                                  1,383,715
                                                                                                 ---------------
                                                                                                      11,048,262
                                                                                                 ---------------

                    Adelante U.S. Real Estate Securities Fund

January 31, 2007

       Number
      of Shares                                                                                          Value
-------------------                                                                             --------------------

                          Retail - Local                                            6.3%
        21,000            Acadia Realty Trust                                                    $       539,490
         9,640            Federal Realty Investment Trust                                                900,569
         4,040            Kimco Realty Corporation                                                       200,384
         8,130            Regency Centers Corporation                                                    708,123
         3,500            Weingarten Realty Investors                                                    173,285
                                                                                                 ---------------
                                                                                                       2,521,851
                                                                                                 ---------------

                          Retail - Regional                                        22.0%
         3,240            CBL & Associates Properties, Inc.                                              152,053
        44,310            General Growth Properties, Inc.                                              2,725,951
        16,790            The Macerich Company                                                         1,603,949
        26,490            Simon Property Group, Inc.                                                   3,030,191
        22,400            Taubman Centers, Inc.                                                        1,305,248
                                                                                                 ---------------
                                                                                                       8,817,392
                                                                                                 ---------------

                          Total common stocks (cost $21,051,942)                                      37,954,771
                                                                                                 ---------------

                          Diversified/Specialty                                     2.2%
         35,800           Vornado Realty Trust, Series I                                                 887,840
                                                                                                 ---------------

                          Office                                                    1.6%
         25,100           SL Green Realty Corporation, Series D                                          650,090
                                                                                                 ---------------

                          Total preferred stocks (cost $1,484,690)                                     1,537,930
                                                                                                 ---------------

                    Adelante U.S. Real Estate Securities Fund

January 31, 2007

      Principal
       Amount                                                                                          Value
-------------------                                                                             --------------------

$      481,998        Short-Term Investment                                         1.2%
                          UMB Bank Money Market Fiduciary                                        $       481,998
                                                                                                 ---------------

                      Total short-term investment (cost $481,998)                                        481,998
                                                                                                 ---------------

                      Total investments (cost $23,018,630)                         99.7%              39,974,699

                      Other assets less liabilities                                 0.3%                 106,707
                                                                                                 ---------------

                      NET ASSETS                                                  100.0%         $    40,081,406
                                                                                                 ===============

See notes to the financial statements.





                          Sector Breakdown (Unaudited)
                                January 31, 2007

                                    PIE CHART

 Office                    30%
 Apartments                22%
 Retail - Regional         22%
 Diversified/Specialty     14%
 Retail - Local             6%
 Industrial                 4%
 Short-Term Investment      1%
 Industrial Mixed           1%
 -------------------------------
                          100.0%

                    Adelante U.S. Real Estate Securities Fund

Statement of Assets and Liabilities
January 31, 2007

ASSETS:
          Investments, at value (cost $23,018,630)                                      $             39,974,699
          Interest and dividends receivable                                                               22,109
          Receivable for capital stock sold                                                               96,723
          Receivable for investments sold                                                                115,101
          Due from advisor                                                                                19,339
          Prepaid expenses                                                                                33,467
                                                                                        ------------------------

          Total assets                                                                                40,261,438
                                                                                        ------------------------

LIABILITIES:
          Payable for capital stock purchased                                                             90,293
          Distribution fee payable                                                                         5,278
          Other accrued expenses                                                                          84,461
                                                                                        ------------------------

          Total liabilities                                                                              180,032
                                                                                        ------------------------

NET ASSETS                                                                              $             40,081,406
                                                                                        ========================

NET ASSETS CONSIST OF:
          Paid-in-capital                                                               $             19,832,163
          Undistributed net investment income                                                                  0
          Accumulated undistributed net realized gain on investments                                   3,293,174
          Net unrealized appreciation on investments                                                  16,956,069
                                                                                        ------------------------

NET ASSETS                                                                              $             40,081,406
                                                                                        ========================

SHARES OUTSTANDING, $0.0001 par value,
          (Unlimited shares authorized)
          Class K                                                                                        623,841
          Class Y                                                                                      1,386,895

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE
          Class K
            (based on net assets $12,525,326 and shares outstanding 623,841)            $                  20.08
                                                                                        ========================
          Class Y
            (based on net assets $27,556,080 and shares outstanding 1,386,895)          $                  19.87
                                                                                        ========================

 See notes to financial statements.

                    Adelante U.S. Real Estate Securities Fund

Statement of Operations
Year Ended January 31, 2007


INVESTMENT INCOME:
          Dividends                                                                     $              1,218,352
          Interest                                                                                        22,328
                                                                                        ------------------------

          Total investment income                                                                      1,240,680
                                                                                        ------------------------

EXPENSES:
          Investment advisory fees (see note 5)                                                          288,116
          Professional fees                                                                              176,100
          Shareholder servicing fees                                                                      78,004
          Administration and accounting fees                                                              74,948
          Trustees' fees and expenses                                                                     46,973
          Federal and state registration fees                                                             42,651
          Reports to shareholders                                                                         35,862
          Insurance expense                                                                               29,036
          Distribution fees (see note 5)                                                                  28,397
          Custody fees                                                                                    13,709
          Other expenses                                                                                   3,806
                                                                                        ------------------------

          Total expenses before waiver and reimbursement of expenses                                     817,602

          Less:  Waiver and reimbursement of expenses                                                   (436,457)
                                                                                        ------------------------

          Net expenses                                                                                   381,145
                                                                                        ------------------------

NET INVESTMENT INCOME                                                                                    859,535
                                                                                        ------------------------

REALIZED AND UNREALIZED GAIN:
          Net realized gain on investments                                                            10,383,901
          Change in unrealized appreciation on investments                                             1,051,626
                                                                                        ------------------------
          Net gain on investments                                                                     11,435,527

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                                               $             12,295,062
                                                                                        ========================


 See notes to financial statements.

                    Adelante U.S. Real Estate Securities Fund

Statements of Changes in Net Assets



                                                                          Year Ended                Year Ended
                                                                       January 31, 2007          January 31, 2006
OPERATIONS:
  Net investment income                                                $       859,535           $     1,115,786
  Net realized gain on investments                                          10,383,901                 4,512,286
  Change in unrealized appreciation on investments                           1,051,626                 4,471,695
                                                                       ---------------           ---------------
    Net increase in net assets resulting from operations                    12,295,062                10,099,767
                                                                       ---------------           ---------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares
    Class K shares                                                           4,230,441                 4,764,475
    Class Y shares                                                           6,666,950                 7,394,791
  Shares issued to shareholders in reinvestment of distributions
    Class K shares                                                           2,781,402                 3,151,868
    Class Y shares                                                           6,121,641                 3,706,050
  Payments for shares redeemed
    Class K shares                                                         (11,576,430)              (11,799,501)
    Class Y shares                                                          (8,314,034)               (6,841,278)
                                                                       ---------------           ---------------
    Net increase (decrease) from capital share transactions                    (90,030)                  376,405
                                                                       ---------------           ---------------
DISTRIBUTIONS PAID FROM:
  Net investment income
    Class K shares                                                             (50,907)                 (196,860)
    Class Y shares                                                            (181,512)                 (289,495)
  Net realized gains
    Class K shares                                                          (2,760,744)               (2,974,010)
    Class Y shares                                                          (6,349,051)               (3,727,251)
                                                                       ---------------           ---------------
    Total distributions                                                     (9,342,214)               (7,187,616)
                                                                       ---------------           ---------------
TOTAL INCREASE IN NET ASSETS                                                 2,862,818                 3,288,556

NET ASSETS:
  Beginning of year                                                         37,218,588                33,930,032
                                                                       ---------------           ---------------

  End of year                                                          $    40,081,406           $    37,218,588
                                                                       ===============           ===============
  Distribution in excess of Net Investment Income                      $             0           $      (156,604)
                                                                       ---------------           ---------------

See notes to financial statements.


                    Adelante U.S. Real Estate Securities Fund


Financial Highlights

For a Fund Share Outstanding
Throughout the Year.

                                               Class K           Class K          Class K           Class K            Class K
                                          ----------------  ----------------  ----------------  ----------------  ----------------

                                             Year Ended        Year Ended        Year Ended        Year Ended        Year Ended
                                          January 31, 2007  January 31, 2006  January 31, 2005  January 31, 2004  January 31, 2003
                                          ----------------  ----------------  ----------------  ----------------  ----------------

Net Asset Value, Beginning of Year        $      19.07      $       17.92     $       17.23     $       12.76     $        12.91

Income from Investment Operations:
  Net investment income                           0.46(2)            0.57              0.65(1)           0.61(1)            0.59(1)
  Net realized and unrealized
      gain/(loss) on investments                  6.29(2)            5.05              2.09(1)           4.55(1)           (0.14)(1)
                                          ----------------  ----------------  ----------------  ----------------  ----------------

      Total from investment operations            6.75               5.62              2.74              5.16               0.45
                                          ----------------  ----------------  ----------------  ----------------  ----------------

Distributions to Shareholders:
  Dividends from net investment income           (0.11)             (0.26)            (0.52)            (0.58)             (0.55)
  Distributions from capital gains               (5.63)             (4.21)            (1.53)            (0.11)             (0.05)
                                          ----------------  ----------------  ----------------  ----------------  ----------------

      Total distributions                        (5.74)             (4.47)            (2.05)            (0.69)             (0.60)
                                          ----------------  ----------------  ----------------  ----------------  ----------------

Net Asset Value, End of Year              $      20.08      $       19.07     $       17.92     $       17.23     $        12.76
                                          ================  ================  ================  ================  ================

Total Return                                     38.43%             33.14%            15.19%            41.21%              3.29%

Supplemental Data and Ratios:
  Net assets, end of year                 $  12,525,326     $   15,947,297    $   18,350,017    $   28,984,996    $    18,727,963
  Ratio of expenses to average
      net assets                                  1.25%              1.25%             1.25%             1.25%              1.25%
  Ratio of expenses before waivers to
      average net assets                          2.72%              2.55%             2.10%             2.23%              2.75%
  Ratio of net investment income to
      average net assets                          2.16%              3.05%             3.38%(1)          4.01%(1)           4.50%(1)
  Ratio of net investment income before
      waivers to average net assets               0.69%              1.75%             2.54%(1)          3.04%(1)           3.00%(1)
  Portfolio turnover rate                           45%                31%               32%               15%                30%

(1) As restated.
(2) Calculated based on average shares outstanding during the year.

See notes to financial statements.


                    Adelante U.S. Real Estate Securities Fund


Financial Highlights

For a Fund Share Outstanding
Throughout the Year.


                                               Class Y          Class Y           Class Y           Class Y            Class Y
                                          ----------------  ----------------  ----------------  ----------------  ----------------

                                             Year Ended        Year Ended        Year Ended        Year Ended        Year Ended
                                          January 31, 2007  January 31, 2006  January 31, 2005  January 31, 2004  January 31, 2003
                                          ----------------  ----------------  ----------------  ----------------  ----------------

Net Asset Value, Beginning of Year        $      18.92      $       17.81     $       17.12     $       12.64     $        12.78

Income from Investment Operations:
    Net investment income                         0.51(2)            0.65              0.67(1)           0.64(1)            0.61(1)
    Net realized and unrealized
        gain/(loss) on investments                6.23(2)            4.99              2.12(1)           4.55(1)           (0.11)(1)
                                          ----------------  ----------------  ----------------  ----------------  ----------------

        Total from investment operations          6.74               5.64              2.79              5.19               0.50
                                          ----------------  ----------------  ----------------  ----------------  ----------------

Distributions to Shareholders:
    Dividends from net investment income         (0.16)             (0.32)            (0.57)            (0.60)             (0.59)
    Distributions from capital gains             (5.63)             (4.21)            (1.53)            (0.11)             (0.05)
                                          ----------------  ----------------  ----------------  ----------------  ----------------

        Total distributions                      (5.79)             (4.53)            (2.10)            (0.71)             (0.64)

Net Asset Value, End of Year              $      19.87      $       18.92     $       17.81     $       17.12     $        12.64
                                          ================  ================  ================  ================  ================

Total Return                                     38.76%             33.51%            15.62%            41.88%              3.69%

Supplemental Data and Ratios:
    Net assets, end of year               $  27,556,080     $   21,271,291    $  15,580,015     $   17,093,188    $     6,418,537
    Ratio of expenses to average
        net assets                                0.97%              0.97%             0.97%             0.97%              0.97%
    Ratio of expenses before waivers to
        average net assets                        2.07%              2.05%             1.88%             2.06%              2.90%
    Ratio of net investment income to
        average net assets                        2.50%              3.32%             3.68%(1)          4.27%(1)           4.87%(1)
    Ratio of net investment income before
        waivers to average net assets             1.40%              2.24%             2.78%(1)          3.19%(1)           2.94%(1)
    Portfolio turnover rate                         45%                31%               32%               15%                30%

(1) As restated.
(2) Calculated based on average shares outstanding during the year.

See notes to financial statements.

                    Adelante U.S. Real Estate Securities Fund
                          Notes to Financial Statements
                                January 31, 2007

1.       Organization

         Adelante Funds (the "Trust") was organized on October 28, 1999 as a Delaware business trust and registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust currently consists of one investment portfolio: Adelante U.S. Real Estate Securities Fund (the "Fund"). The Fund was formerly known as Lend Lease U.S. Real Estate Securities Fund. The Fund is a non-diversified portfolio of the Trust and is authorized to issue three classes of shares: Class A, Class K and Class Y. The Fund's share classes differ in terms of sales charges, fees and eligibility requirements. The Fund's Class K and Class Y shares commenced operations on February 16, 2000. As of January 31, 2007, the Fund's Class K and Class Y shares are outstanding. Adelante Capital Management LLC (the "Adviser") is the Fund's investment adviser.

2.       Significant Accounting Policies

         The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements have been prepared in accordance with accounting policies generally accepted in the United States of America that require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from such estimates.

         Investment Valuation - In connection with the determination of the Fund's net asset value, securities that are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. If a closing price is not reported, equity securities for which reliable bid quotations are available are valued at the mean between bid and asked prices. Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Adviser pursuant to procedures established by and under the supervision of the Board of Trustees. The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset value per share.

         Federal Income Taxes - It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company net taxable income and net capital gains each year to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax or excise tax provision has been made.

         Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Return of capital distributions from investments will decrease the cost of investment in the investment security and thus may impact unrealized appreciation or depreciation of the investment security.

                    Adelante U.S. Real Estate Securities Fund
                    Notes to Financial Statements (continued)
                                January 31, 2007

         Distributions to Shareholders - Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually.

         Distributions to shareholders are determined in accordance with federal income tax regulations and are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

         Expenses - Each class of shares is charged for those expenses directly attributable to the class. Expenses that are not directly attributable to a class of shares are typically allocated among the classes in proportion to their relative shares outstanding.

         Indemnifications - Under the Fund's organizational documents, their officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

         New Accounting Pronouncement - In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is to be implemented no later than July 31, 2007, and is to be applied to all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Funds, and is not in a position at this time to estimate the significance of its impact, if any, on the Funds' financial statements.

         In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements." The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed, based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied. Management has recently begun to evaluate the application of the Statement to the Fund, and is not in a position at this time to evaluate the significance of its impact, if any, on the Funds' financial statements.

                    Adelante U.S. Real Estate Securities Fund
                    Notes to Financial Statements (continued)
                                January 31, 2007

3.       Capital Transactions

         Transactions of the Fund were as follows:



                                                      Year Ended                              Year Ended
                                                   January 31, 2007                        January 31, 2006
         Class K Shares:                       Shares           Dollars                Shares          Dollars

         Shares sold                          205,944       $   4,230,441             238,576      $   4,764,475
         Shares issued to holders in
            reinvestment of dividends
            and capital gains                 151,776           2,781,402             175,630          3,151,868
         Shares redeemed                     (570,249)        (11,576,430)           (601,727)       (11,799,501)
                                        -------------       -------------       -------------      -------------

         Net increase(decrease)              (212,529)      $  (4,564,587)           (187,521)     $  (3,883,158)
                                        -------------       -------------       -------------      -------------

                                                       Year Ended                             Year Ended
                                                   January 31, 2007                        January 31, 2006
         Class Y Shares:                       Shares           Dollars                Shares          Dollars

         Shares sold                          323,305       $   6,666,950             378,752      $   7,394,791
         Shares issued to holders in
            reinvestment of dividends
            and capital gains                 337,158           6,121,641             207,965          3,706,050
         Shares redeemed                     (397,992)         (8,314,034)           (337,323)        (6,841,278)
                                        -------------       -------------       -------------      -------------

         Net increase(decrease)               262,471       $   4,474,557             249,394      $   4,259,563
                                        -------------       -------------       -------------      -------------

         Net increase(decrease) from
            capital share transactions         49,942       $     (90,030)            (61,873)     $    (376,405)
                                        =============       =============       =============      =============

4.       Investment Transactions

         Purchases and sales of securities for the Fund, excluding short-term investments, for the year ended January 31, 2007 were $15,936,012 and $23,310,207, respectively. There were no purchases or sales of U.S. Government securities for the year ended January 31, 2007.

                    Adelante U.S. Real Estate Securities Fund
                    Notes to Financial Statements (continued)
                                January 31, 2007

5.       Investment Advisory Agreement

         The Fund has entered into an Investment Advisory Agreement with the Adviser. The Fund pays a fee based on the Fund's average daily net assets at the annual rate of 0.80% for the services provided by the Adviser. The Adviser has contractually agreed to limit the annual operating expenses of Class K and Class Y shares of the Fund to 1.25% and 0.97%, respectively, through January 31, 2008, subject to later reimbursement by the Fund in certain circumstances. The expense limitation has been renewed through August 25, 2008. The Adviser has contractually agreed that in the event that the foregoing Fund expense limitation is not renewed, the Adviser will limit the Fund's Class K and Y shares total annual fund operating expense to 2.25% through January 31, 2011. During the year ended January 31, 2007, the Adviser waived investment advisory fees for the Fund of $288,116. The Adviser is entitled to recoup from the Fund amounts waived or reimbursed for a period of up to three years from the date such amounts were waived or reimbursed, provided the Fund's expenses, including such recouped amounts, do not exceed the stated expense limitations. During the twelve months ended January 31, 2007, the Adviser did not recoup any expenses. At January 31, 2007, the following amounts are subject to recoupment through January 31, 2010, January 31, 2009, and January 31, 2008, respectively.


                                 Expires                  Expires                     Expires
                            January 31, 2010          January 31, 2009           January 31, 2008
-----------------------------------------------------------------------------------------------------------------------------
         Class K                $166,751                  $210,222                   $231,228
         Class Y                $269,706                  $203,469                   $156,695

         Pursuant to Rule 12b-1 of the 1940 Act, the Trust has adopted a plan of distribution for the Class K shares of the Fund (the "Plan") which permits the Fund to pay for certain expenses associated with the distribution of its Class K shares and for services provided to its Class K shareholders. Under the Plan, the Fund's Class K shares may pay expenses pursuant to the distribution plan equal to a maximum of 0.25% of the average daily net assets of such class. During the year ended January 31, 2007, the Fund incurred distribution expenses of $28,397.

6.       Investment Risks

         As an investor in real estate investment trusts and other public companies in the real estate industry, the Fund is subject to certain risks generally incidental to the development, ownership and management of real property. These risks include the cyclical nature of real estate markets; changes in general economic, business and credit conditions, including interest rate levels and availability of financing; applicable federal, state, and local regulations; changes in availability and cost of insurance; increases in the costs of labor and materials; material shortages; strikes; changes in market rental rates; competition for tenants; the bankruptcy or insolvency of tenants; and potential liability under environmental and other laws.

                    Adelante U.S. Real Estate Securities Fund
                    Notes to Financial Statements (continued)
                                January 31, 2007

7.       Federal Income Tax Information

         At January 31, 2007, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes was as follows:


         Cost of investments                                $        23,090,763
                                                            ====================
         Gross unrealized appreciation                      $        16,885,326
         Gross unrealized depreciation                                   (1,390)
                                                            --------------------
         Net unrealized appreciation on investments         $        16,883,936
                                                            ====================
         The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

         The tax basis of components of distributable net earnings at January 31, 2007 were as follows:


         Undistributed ordinary income                      $                 0
         Accumulated capital and other losses                         3,365,307
         Unrealized appreciation                                     16,883,936
                                                            --------------------
         Total accumulated earnings                         $        20,249,243
                                                            ====================

         The differences between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral from losses on wash sales.

         The tax components of distributions paid during the fiscal years ending January 31, 2007 and January 31, 2006 were as follows:


                                                    Year Ended               Year Ended
                                                January 31, 2007         January 31, 2006

         Distributions paid from:
            Ordinary income                    $        213,542         $        1,076,261
            Net long-term capital gains               8,919,000                  5,988,988
            Unrecaptured section 1250 gain              209,672                    122,367
                                               ----------------         ------------------
         Total distributions paid              $      9,342,214         $        7,187,616
                                               ================         ==================


                    Adelante U.S. Real Estate Securities Fund


Tax Designation (Unaudited)

The Fund hereby designates $9,128,672 as long-term capital gain distributions for the purpose of the dividends paid deduction.

Under Section 854(b)(2) of the Internal Revenue Code (the "Code"), the Fund designates up to a maximum of $10,443 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended January 31, 2007. In the beginning of 2008, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2007.

Proxy Voting Policies and Procedures (Unaudited)

For a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call 1-877-563-5327 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the Securities and Exchange Commission at http://www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities during the twelve month period ending June 30, 2006, will be available without charge, upon request, by calling 1-877-563-5327 or by accessing the website of the Securities and Exchange Commission.

Disclosure of Portfolio Holdings (Unaudited)

The Fund will file complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q will be available on the website of the Securities and Exchange Commission at http://www.sec.gov.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Trustees and Shareholders of Adelante U.S. Real Estate Securities Fund


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Adelante U.S. Real Estate Securities Fund at January 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


/S/PRICEWATERHOUSECOOPERS LLP


San Francisco, California
March 23, 2007

Adelante U.S. Real Estate Securities Fund
Fund Trustee and Officer Information

Independent Trustees
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       Principal occupation    Number of funds  Other directorships
                                              Current position held      during the past       overseen within     held outside
 Name/Birth Date             Address              with the Fund             five years          the fund complex  the fund complex
-----------------------------------------------------------------------------------------------------------------------------------
 William J. Klipp  555 12th Street, Suite 2100       Trustee      Private investor (2000-present);        1          Director of
  12/9/1955             Oakland, CA 94607          since 2000  President and Chief Operating Officer,               Assetmark Funds
                                                                     Charles Schwab Investment                      (8 portfolios)
                                                                  Management, Inc., an investment
                                                                     advisory firm (1995-1999);
                                                                     Executive Vice President,
                                                                     Schwab Funds(R) and Charles
                                                                  Schwab & Co., Inc., a financial
                                                                    services company (1995-1999).

-----------------------------------------------------------------------------------------------------------------------------------
 Scott MacKillop   555 12th Street, Suite 2100       Trustee   President, Frontier Asset Management,      1         Prima Capital
  5/2/1951              Oakland, CA 94607          since 2002      LLC, (2006-present); President,                  Holdings, Inc.
                                                               U.S. Fiduciary Services, (2004-2006);
                                                                    President and Principal, Trivium
                                                                   Consulting, LLC, consulting to
                                                                  financial services organizations
                                                                (2001-2004); President (1999-2000),
                                                                    Executive Vice President and
                                                                Chief Operating Officer (1997-1999),
                                                               Portfolio Management Consultants, Inc.,
                                                                  consulting to financial advisors
                                                                 and institutions; President, ADAM
                                                               Investment Services, Inc., consulting
                                                                     to financial advisors and
                                                                      institutions (1997-2000).

-----------------------------------------------------------------------------------------------------------------------------------
Kevin Malone         Greenrock Research, LLC         Trustee      President and Founder, Greenrock        1              None
 7/3/1947           223 W. Jackson, Suite 850      since 2000       Research, LLC (1996-present).
                        Chicago, IL 60606


Interested Trustee* and Officer
-----------------------------------------------------------------------------------------------------------------------------------

Michael A. Torres        555 12th Street,   Chairman of the Board      Chief Executive Officer,          1       Marketocracy, Inc.
 6/21/1960                  Suite 2100      and President since 2002, Adelante Capital Management
                        Oakland, CA 94607   Vice President 2000-2002   LLC, an investment advisory
                                                                        firm (2002-present);
                                                                      President and Co-President,
                                                                     Lend Lease Rosen Real Estate
                                                                     Securities LLC (1998-2002);
                                                                     President and Co-President,
                                                                       ERE Rosen Real Estate
                                                                    Securities, LLC, an investment
                                                                      advisory firm (1997-1998);
                                                                       Director, AMB Rosen Real
                                                                      Estate Securities, LLC, an
                                                                       investment advisory firm
                                                                             (1995-1997).


Adelante U.S. Real Estate Securities Fund
Fund Trustee and Officer Information (continued)

Officers

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       Principal occupation    Number of funds  Other directorships
                                           Current position held      during the past          overseen within     held outside
 Name/Birth Date             Address           with the Fund             five years           the fund complex  the fund complex
-----------------------------------------------------------------------------------------------------------------------------------
Mark A. Hoopes       555 12th Street,      Vice President since     Chief Compliance Officer,         1                None
 3/31/1964              Suite 2100            2000, Treasurer          Adelante Capital
                      Oakland, CA 94607     since 2003,  Chief   Management LLC, an investment
                                            Compliance Officer   advisory firm (2004-present);
                                                since 2004        Principal (2002-2004); Vice
                                                                   President (2000-2001), Lend
                                                                  Lease Real Estate Investments,
                                                                  Inc.; Account Director, Mutual
                                                                   Fund Services Division, SEI
                                                                  Investments, Inc. (1994-2000).

-----------------------------------------------------------------------------------------------------------------------------------

Mark J. Nuti       555 12th Street, Suite 2100      Secretary    Chief Operating Officer, Adelante     1               None
 3/29/1958              Oakland, CA 94607          since 2003         Capital Management LLC,
                                                                    an investment advisory firm
                                                                       (2004-present); Chief
                                                                      Operating Officer, Lend
                                                                      Lease Rosen Real Estate
                                                                   Securities LLC, an investment
                                                                     advisory firm (2003-2004);
                                                                  Director, Senior Vice President
                                                                    and Chief Operating Officer,
                                                                     Jurika & Voyles, L.P., an
                                                                     investment advisory firm
                                                                            (1999-2003).


* Mr. Torres is an "interested person" of the Trust within the meaning of the 1940 Act by virtue of his position with the Trust and with Adelante Capital Management LLC, the Adviser for the Fund.

Each Trustee serves until the Trust is terminated except if the Trustee dies, resigns, retires or is removed before then. The Trust's President, Treasurer, and Secretary hold office until the next annual meeting of the Trustees and until their respective successors are chosen and qualified or if before then, until he or she dies, resigns, is removed or becomes disqualified. The Vice President holds office at the pleasure of the Trustees. Additional information about the Trustees is available in the Statement of Additional Information and is available, without charge, upon request, by calling 1-877-563-5327.

                    Adelante U.S. Real Estate Securities Fund


TRUSTEES                                     William J. Klipp
                                             Scott MacKillop
                                             Kevin Malone
                                             Michael A. Torres

INVESTMENT ADVISER                           Adelante Capital Management LLC
                                             555 12th Street, Suite 2100
                                             Oakland, CA  94607

ADMINISTRATOR AND                            UMB Fund Services, Inc.
FUND ACCOUNTANT                              803 West Michigan Street, Suite A
                                             Milwaukee, WI 53233

CUSTODIAN                                    UMB Bank, n.a.
                                             928 Grand Boulevard
                                             Kansas City, MO  64106

INDEPENDENT REGISTERED                       PricewaterhouseCoopers LLP
PUBLIC ACCOUNTING FIRM                       Three Embarcadero Center
                                             San Francisco, CA  94111

LEGAL COUNSEL                                Goodwin Procter LLP
                                             Exchange Place
                                             Boston, MA 02109

DISTRIBUTOR                                  UMB Distribution Services, LLC
                                             803 West Michigan Street, Suite A
                                             Milwaukee, WI 53233

DIVIDEND-DISBURSING                          UMB Fund Services, Inc.
AND TRANSFER AGENT                           c/o Adelante Funds
                                             803 West Michigan Street, Suite A
                                             Milwaukee, WI 53233


This report is submitted for the general information of shareholders of Adelante Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Adelante U.S. Real Estate Securities Fund. The Prospectus provides more complete information, including fees and expenses, the investment objectives, risks and operating policies of the Fund. Read the Prospectus carefully.

                                                           LE 410 0107

Item 2.  Code of Ethics

The Registrant has adopted a code of ethics (the "Code") that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the Code is available free of charge upon request by calling 1-877-563-5327.

Item 3.  Audit Committee Financial Expert

Having reviewed and discussed the background and qualification of each member of its audit committee, the Board of Trustees has determined that no member of the audit committee satisfies the definition of audit committee financial expert in Form N-CSR. Based on this evaluation, the Board has nevertheless concluded that its audit committee members' experience and expertise will enable them to effectively perform their oversight duties with respect to the Trust's financial statements and the Trust's independent auditors.

Item 4.  Principal Accountant Fees and Services

The aggregate fees for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are listed below.

(a) Audit Fees.
         Fiscal year ended January 31, 2007          $40,000
         Fiscal year ended January 31, 2006          $33,000

(b)      Audit-Related Fees.
             None.

(c)      Tax Fees.
         Fiscal year ended January 31, 2007          $8,850
         Fiscal year ended January 31, 2006          $7,375

(d)      All Other Fees.
             None.

(e)
         (1) The audit committee of the Registrant's board of directors considered whether the provision of non-audit services that was rendered to the Registrant's investment adviser and was not required to be pre-approved by the audit committee is compatible with maintaining the independence of the Registrant's principal accountant. The audit committee receives quarterly reports on the amount and nature of such services and discusses such services and their effect on the principal accountant's independence with the Registrant's principal accountant in connection with the committee's deliberations regarding the engagement of the principal accountant.

         (2) During fiscal year 2006, all of the non-audit services provided by the Registrant's principal accountant were pre-approved by the audit committee.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant:
      Fiscal year ended January 31, 2007  $ 0
      Fiscal year ended January 31, 2006  $ 85,853

(h) Not applicable.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included as part of the reports to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11.  Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) provide reasonable assurances that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure, based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.  Exhibits

(a)           Code of Ethics.

      (1) The Code of Ethics for the principal executive and principal financial officer is available free of charge upon request by calling 1-877-563-5327.

      (2) Certifications, as required by Rule 30a-2(a) under the Investment Company Act of 1940, for the principal executive officer and principal financial officer are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adelante Funds

/s/Michael A. Torres
------------------------------
Michael A. Torres
Principal Executive Officer
April 4, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/Michael A. Torres
------------------------------
Michael A. Torres
Principal Executive Officer
April 4, 2007

/s/Mark A. Hoopes
------------------------------
Mark A. Hoopes
Principal Financial Officer
April 4, 2007